PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses Deposits And Other Receivables
SCHEDULE OF PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE

Prepayments, deposits, and other receivables mainly consist of deposits for rented premises, autopay and utilities, prepayments for consulting fees to independent consultants, prepaid sub-contracting fees, prepayment for investment, prepayments for repair and maintenance, fuel oil fees, and insurance expenses.

	As of March 31,
	2025	2026
	USD	USD

Prepaid expenses	81,155	203,766
Prepayment of consulting fees	3,072,000	-
Prepayment for investment in Wangmao	-	12,886,822
Other receivables and deposits	29,030	490,045
	3,182,185	13,580,633